Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Warrants [member]	Other equity interest [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Total
Balance – Value at Dec. 31, 2021	$ 293,410	$ 5,085	$ 89,788	$ (334,619)	$ (678)	$ 52,986
IfrsStatementLineItems [Line Items]
Net loss				(6,856)		(6,856)
Foreign currency translation adjustments					79	79
Actuarial gain on defined benefit plans				8,025		8,025
Comprehensive income (loss)				1,169	79	1,248
Share-based compensation costs			60			60
Balance – Value at Jun. 30, 2022	293,410	5,085	89,848	(333,450)	(599)	54,294
Balance – Value at Dec. 31, 2022	293,410	5,085	90,332	(352,084)	(967)	35,776
IfrsStatementLineItems [Line Items]
Net loss				(6,772)		(6,772)
Foreign currency translation adjustments					(167)	(167)
Actuarial gain on defined benefit plans				(80)		(80)
Comprehensive income (loss)				(6,852)	(167)	(7,019)
Share-based compensation costs			322			322
Balance – Value at Jun. 30, 2023	$ 293,410	$ 5,085	$ 90,654	$ (358,936)	$ (1,134)	$ 29,079